EDWARD JONES MONEY MARKET FUND

                                 Federated Investors Funds
                                    5800 Corporate Drive
                            Pittsburgh, Pennsylvania 15237-7000


                                        May 2, 2003


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: EDWARD JONES MONEY MARKET FUND (the Fund")
                                 Investment Shares
                                 Retirement Shares
           1933 Act File No. 33/2-66437
           1940 Act File No. 811-2993

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated April 30, 2003, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 41 on May 1, 2003.

     If you have any questions regarding this certification, please contact me at (412) 288-8239.






                                                Very truly yours,



                                                /s/ Todd P. Zerega
                                                Assistant Secretary